ORGANIZATION AND PRINCIPAL ACTIVITIES	12 Months Ended
Dec. 31, 2017
ORGANIZATION AND PRINCIPAL ACTIVITIES [Abstract]
ORGANIZATION AND PRINCIPAL ACTIVITIES
1. ORGANIZATION AND PRINCIPAL ACTIVITIES

a.	Background

The accompanying consolidated financial statements include the financial statements of Ambow Education Holding Ltd. (the “Company”), its subsidiaries and variable interest entities (“VIEs”) for which the Company or its subsidiaries are the primary beneficiaries. The Company, its subsidiaries and VIEs are hereinafter collectively referred to as the “Group”.

The Company was incorporated in the Cayman Islands on June 26, 2007. On August 5, 2010, the Company and certain selling shareholders of the Company (the “Selling Shareholders”) completed its initial public offering of 355,907 American Depositary Shares (“ADSs”) at US$ 300.0 per ADS. Each ADS comprises two Class A Ordinary Shares of the Company.

The Group conducted a restructuring that occurred in May 2014 by taking a loan facility from China Education Investment Holding Limited (“CEIHL”) which converted principal outstanding into economic interest in the Company. Please refer to Note 16 for details.

By the end of 2014, the Company conducted a series of acquisition and disposal of entities. As of December 31, 2014, 23 operational entities remained.

On April 8, 2015, the Group disposed all of the 100% equity interest in Beijing Jinghan Education and Technology Co., Ltd. (“Beijing JH Tutoring”) and Beijing Jinghan Taihe Education Technology Co., Ltd. (“Beijing JT Tutoring”), and all of the 64% equity interest in Ambow Jingxue (Beijing) Technology Co., Ltd, which are hereinafter collectively referred to as the “Jinghan Group”. Please refer to Note 26 for details.

On September 4, 2015, the Company effected a 1-for-30 reverse stock split (the “Reverse Spilt”). The principal effect of the Reverse Split was to decrease the number of outstanding shares of each of the Company’s common shares. All per share amounts and shares outstanding for all the periods presented in notes of the consolidated financial statements have been retroactively restated to reflect the Reverse Split.

On June 29, 2017, the shareholders of VIEs, which include Shanghai Ambow Education Information Consulting Co., Ltd. (“Shanghai Ambow”) and Ambow Sihua Education and Technology Co., Ltd. (“Ambow Sihua”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Beijing Ambow Online Software Co., Ltd. (“Ambow Online”); and entered into such contractual agreements with Ambow Shengying Education and Technology Co., Ltd. (“Ambow Shengying”) instead. As of June 29, 2017, the shareholders of VIE, Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”), terminated their share pledge agreements, call options agreements, loan agreements, powers of attorney and exclusive consulting and service agreements with Ambow Online; and entered into such contractual agreements with Beijing Ambow Chuangying Education and Technology Co., Ltd. (“Ambow Chuangying”) instead. Through the renewal of such contractual agreements, the Company through its subsidiaries, continued to control the operation decisions of the VIEs. Therefore, the accounts and operations of the VIEs and their subsidiaries remain unchanged in the Group’s consolidated financial statements.

On August 31, 2017, the Company sold the 100% equity interest in Ambow Online to a third party for nil consideration. After the disposal, Ambow Online and its remaining VIE Suzhou Wenjian Venture Investment Management Consulting Co., Ltd. (“Suzhou Wenjian”) were not consolidated by the Company. On September 30, 2017, the Company sold the 100% equity interest in 21st Century Training Center to a third party, with a consideration of RMB 1 yuan. After the disposal, 21st Century Training Center was not consolidated by the Company. Please refer to Note 27 for details.

The Company established IValley Co., Ltd. (“IValley”) on March 13, 2017. IValley is a VIE of Ambow Education Management (Hong Kong) Limited. The Company established IValley Beijing Technology Co. Ltd. (“IValley Beijing”) on September 15, 2017. IValley Beijing is a wholly owned subsidiary of IValley. IValley Beijing’s business is to design, purchase, modify and integrate electronic equipment and devices, and develop mobile APP, performed by engineers and IT development and operational personnel, for end users to utilize office facilities, manage resources and administrative matters.

The Company established Ambow BSC Inc. on February 14, 2017. Ambow BSC Inc. is a 100% subsidiary of the Company. On November 20, 2017, Ambow BSC Inc. acquired 100% of the outstanding shares of common stock of Bay State College Inc. Bay State College Inc. is a Massachusetts corporation that owns and operates Bay State College, a higher education institution offering career-focused post-secondary educational services. Please refer to Note 24 for details.

b.	Nature of operations

The Group is a national provider of educational and career enhancement services in the People’s Republic of China (“PRC”). The Group offers a wide range of educational and career enhancement services and products focusing on improving educational opportunities for primary and advanced degree school students and employment opportunities for university graduates. The Group launched intellectualized operational services for schools and corporate clients to optimizing their teaching and operating environment in 2017.

c.	Major subsidiaries and VIEs

As of December 31, 2017, the Company’s major subsidiaries and VIEs include the following entities:

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Subsidiaries

Ambow Education Co., Ltd.	January 25, 2005	Cayman Islands	Investment Holding

Ambow Education Ltd.	June 6, 2007	Cayman Islands	Investment Holding

Ambow Education (Hong Kong) Ltd.	December 17, 2007	Hong Kong	Investment Holding

Beijing Ambow Chuangying Education and Technology Co., Ltd.	January 18, 2008	PRC	Investment Holding

Wenjian Gongying Venture Investment Enterprise	July 20, 2009	PRC	Investment Holding

Ambow (Dalian) Education and Technology Co., Ltd.	March 10, 2009	PRC	Career Enhancement and Investment Holding

Ambow Education Management (Hong Kong) Ltd.	November 9, 2009	Hong Kong	Investment Holding

Name	Date of incorporation or establishment or acquisition	Place of Incorporation (or establishment) /operation	Principal activity

Ambow Education Management Ltd.	June 6, 2007	Cayman Islands	Investment Holding

Ambow Shengying	October 13, 2008	PRC	Investment Holding

Tianjin Ambow Yuhua Software Information Co., Ltd. (“Ambow Yuhua”)	March 31, 2010	PRC	Software Product and Investment Holding

Ambow University Inc.	July 5, 2016	United States	Investment Holding

Ambow BSC Inc.	February 14, 2017	United States	Investment Holding

Bay State College Inc.	November 20, 2017	United States	Career Enhancement

Variable interest entities (“VIEs”)

Beijing Normal University Ambow Education Technology Co., Ltd. (“Ambow Shida”)	July 30, 2004	PRC	Investment Holding

Shanghai Ambow Education Information Consulting Co., Ltd. (“Ambow Shanghai”)	May 16, 2006	PRC	Investment Holding

Ambow Sihua	April 17, 2007	PRC	Investment Holding

Ambow Rongye	September 8, 2015	PRC	Investment Holding

Ambow Zhixin	October 14, 2015	PRC	Investment Holding

IValley	March 13, 2017	Taiwan	Investment Holding

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity
Subsidiaries of VIEs

Jinan Wangrong Investment Consulting Co., Ltd.	May 21,2010	PRC	Career Enhancement

Hebei Yuanlong Corporate Management Co., Ltd. (“Hebei YL Career Enhancement”)	January 13, 2011	PRC	Career Enhancement

Beijing Genesis Education Group (“Genesis Career Enhancement”)	May 1, 2011	PRC	Career Enhancement

Changsha Newer Education Consulting Co., Ltd. (“Changsha Career Enhancement”)	September 16, 2002	PRC	Career Enhancement

Kunshan Ambow	August 28, 2008	PRC	Career Enhancement

Shanghai Hero Further Education Institute	January 9, 2009	PRC	Career Enhancement

Beijing Century Tutoring	April 1, 2002	PRC	Tutoring

Beijing Ambow Dacheng Education and Technology Co., Ltd.	December 2, 2013	PRC	Career Enhancement

Shanghai Tongguo Education Technology Co., Ltd (“Shanghai Tongguo”)	June 1, 2014	PRC	Career Enhancement

Suzhou Jiaxue	January 21, 2016	PRC	Career Enhancement

Huanyu Liren	April 27, 2016	PRC	Career Enhancement

IValley Beijing	September 15, 2017	PRC	Others

Name	Date of incorporation or establishment	Place of Incorporation (or establishment) /operation	Principal activity

Schools of VIEs

Changsha Study School (“Changsha Tutoring”)	June 1, 1984	PRC	Tutoring

Beijing YZ Tutoring	December 30, 1994	PRC	Tutoring

Hunan Changsha Tongsheng Lake Experimental School (“Changsha K-12”)	June 18, 1999	PRC	K-12 School

Shenyang Universe High School (“Shenyang K-12”)	December 8, 2003	PRC	K-12 School

Shuyang Galaxy School (“Shuyang K-12”)	November 1, 2008	PRC	K-12 School

Beijing Haidian Ambow Xinganxian Training School	March 28, 2005	PRC	Tutoring

Beijing Huairou Xinganxian Training School	March 10, 2011	PRC	Tutoring

The names of certain schools or companies referred to above represent management’s best effort in translating the Chinese names of these entities as no English names for these entities have been registered.

d.	VIE arrangements

VIEs of the Company

PRC regulations restrict foreign owned companies from directly investing in certain businesses providing educational services in PRC. In order to comply with these regulations, through its PRC subsidiaries, the Company has entered into exclusive technical consulting and service agreements (the “Service Agreements”) with a number of VIEs in PRC, which are able to provide such educational services.

The Company has chosen to operate the intellectualized operational service business in PRC through IValley, a Taiwan VIE. According to Taiwan related regulations, any individual, organization, or other institution of the Mainland Area, or any company it invests in any third area may not engage in any investment activity in the Taiwan Area unless permitted by the competent authorities. Hong Kong is considered a third area under Taiwan law. In order to comply with those regulations, through Ambow Education Management (Hong Kong) Ltd., the Company has entered into exclusive Service Agreements with IValley, which is able to provide the intellectualized operational services through its subsidiaries.

The shareholders of the VIEs, through share pledge agreements, have pledged all of their rights and interests in the VIEs, including voting rights and dividend rights, to the Company or its subsidiaries as collateral for their obligation to perform in accordance with the Service Agreements. Further, the shareholders of the VIEs, through exclusive call option agreements, granted to the Company or its subsidiaries an exclusive, irrevocable and unconditional right to purchase part or all of the equity interests in the VIEs for an amount equal to the original cost of their investment should the purchase become permissible under the relevant PRC law.

Through the contractual agreements described above, the following companies: Ambow Shida, Ambow Shanghai, Ambow Sihua, Ambow Rongye, Ambow Zhixin and IValley are considered to be VIEs in accordance with US GAAP for the following reasons:

⋅	Shareholders of the VIEs lack the right to receive any expected residual returns from the VIEs;

⋅	Shareholders of VIEs lack the ability to make decisions about the activities of the VIEs that have a significant effect on their operation; and

⋅	Substantially all of the VIEs’ businesses are conducted on behalf of the Company or its subsidiaries.

Through the equity pledge arrangements, call option agreements and powers of attorney with the shareholders of VIEs, the Company controls decisions in relation to the operations of the VIEs, VIE’s subsidiaries and schools controlled. Specifically, the Company can make the following decisions which most significantly affect the economic performance of the VIEs:

⋅	The Company has the power to appoint the members of the VIE’s board of directors and senior management as a result of the powers of attorney;

⋅	The Company is closely involved in the daily operation of the VIE via appointing management personnel such as VP and other staff to oversee the operation of the VIEs;

⋅
Generally, the VIE’s board of directors and senior management may (1) modify the articles of the schools / centers; (2) approve the department structure of the schools / centers, and (3) approve the division, combination, termination of the schools / centers;

⋅	The principals of the schools are involved in curriculum design, course delivery, hiring teachers, student recruitment, and approving school budgets and monthly spending plan; and

⋅	The principals sign significant contracts on behalf of the schools / training centers such as service arrangement, leasing contract etc.

Further, the Company is also able to make the following decisions that enable it to receive substantially all of the economic returns from the VIEs:

⋅
The Company has the exclusive right to provide management / consulting services to VIEs. Given the Company controls the VIE’s board of directors, the Company has the discretion to set the service fees which enable the Company to extract the majority of the profits from the Company;

⋅	The Company has the right to renew the service contracts indefinitely, which ensures the Company will be able to extract profits on a perpetual basis.

The Company, either directly or through its subsidiaries, is the primary beneficiary of the VIEs because it holds all the variable interests in the VIEs. As a result, the accounts and operations of the VIEs and their subsidiaries are included in the accompanying consolidated financial statements.

Other than the contractual control arrangements as disclosed, the Group’s officers, directors or shareholders do not have any written or oral agreement with the VIE shareholders.

Subsidiaries of the VIEs

The Company conducts education and intellectualized operational service business in PRC primarily through contractual arrangements among the Group’s subsidiaries and VIEs in PRC and Taiwan.

The Group’s VIEs have power over the activities of subsidiaries (mainly including schools and centers) through their role as the registered sponsors of schools or controlling shareholders of corporate centers. The VIEs control the equity in these schools and are also entitled to the economic benefits from the schools.

The schools and centers, which are controlled by the VIEs, hold the necessary business and education licenses or permits to perform education activities. The schools and centers also sign all significant contracts, including leases, relating to the performance of these activities.

In addition, the responsibilities of the schools and centers, under the direction of the VIEs and Company’s management (through the power invested in them by the VIEs) include the following:

⋅	Providing suitable facilities to house staff and deliver courses to students;

⋅	Designing an appropriate curriculum for the delivery of courses, in accordance with the Ministry of Education (“MOE”), or the MOE stipulations, where applicable;

⋅	Hiring, training and terminating the employment of teachers and other support staff to run the schools and centers; and

⋅	Selecting and recruiting students, in accordance with the Company’s entry requirements and to maximize the usage of capacity.

Based on the nature of schools, the Company has categorized the schools into two categories, and applies the voting interest model when consolidating the schools requiring reasonable returns and applies the VIE model when consolidating the schools not requiring reasonable returns.

For the schools requiring reasonable returns, the VIEs have a 100% equity interest in the schools, which allows them to make key operating decisions on behalf of the schools. Therefore, the Company through the VIEs consolidates the schools applying voting interest model.

According to the Law for Promoting Private Education, which regulates the education industry in China, schools not requiring reasonable returns are prohibited from distributing annual dividends. The Company through the VIEs has the power to direct the schools’ most significant activities as long as the VIEs remain the equity holders of the schools and has the obligation to absorb operating losses and the rights to receive the schools’ expected residual returns. The Company is able to extract profits through technical service agreements / software agreements. Therefore, the Company through the VIEs is the primary beneficiary of the schools not requiring reasonable returns and consolidates them under the VIE model.

Aggregation of VIEs

The Company identifies and aggregates its subsidiaries and VIEs with similar nature for consolidation and reporting purpose. The VIEs and their schools and centers have very similar characteristics and are facing similar kinds/levels of risks:

⋅	The principal business of the VIEs are sponsors of the schools and centers, or the controlling shareholders of the companies which are the sponsors of the schools and centers;

⋅	All the schools of the VIEs require licenses from MOE (or commercial and business regulators if they are registered as companies);

⋅
The schools and centers, in addition to holding the business/education licenses, have to operate by conducting all necessary activities, including but not limited to, acquiring and provisioning of appropriate facilities, hiring and management of teachers and supporting staff, recruitment of students and course/training delivery;

⋅	The schools and centers operated their business in the education industry and hence subject to the regulations and risks associated with the industry; and

⋅
For the VIEs, schools and centers registered and located in PRC, they are facing similar risks in related to governmental, economic and currency. For VIE registered in Taiwan, its subsidiaries locate in PRC and facing similar risks in related to governmental, economic and currency with other VIEs.

In addition, the Company enters into different contractual agreements with the six VIEs but these agreements are of similar format and structure. Therefore, the contract risk, if any, arising from the contractual relationship with the VIEs is also similar.

As a result, the Company considers it is appropriate to, according to ASC 810, aggregate all these VIEs together for reporting in the periodic financial statements.

Risk in relation to the VIE structure

There are substantial uncertainties regarding the interpretation and application of PRC laws and regulations, including those that govern the Group’s VIE contractual arrangements. If the Group’s ownership structure and contractual arrangements are found to be in violation of any existing or future PRC laws or regulations, the relevant regulatory authorities would have broad discretion in dealing with such violation, including (i) revoking the business and operating licenses of the Company’s PRC subsidiaries and VIEs; (ii) discontinuing or restricting the operations of any related-party transactions among the Company’s PRC subsidiaries and VIEs; (iii) imposing fines or other requirements with which the Group or the Company’s PRC subsidiaries and VIEs may not be able to comply; (iv) revoking the preferential tax treatment enjoyed by the Company’s PRC subsidiaries and VIEs; (v) requiring the Group or the Company’s PRC subsidiaries and VIEs to restructure the ownership structure or operations. If any of the above penalties is imposed on the Group, the Group’s business operations and expansion, financial condition and results of operations will be materially and adversely affected. The new issued “The foreign investment law draft” as at January 19, 2015 will require the Group to apply access permit under the new foreign investment access system to ratify whether the Group’s subsidiaries and operations are already out of the fields of prohibited and restricted foreign investments. However, if not, the above draft law did not give any definite solution and the risk in revoking the current business and operating licenses would be low. Furthermore, “The foreign investment law” is to set up a new law not to revise any of the other laws, so it would spend more time from its consultation to final, so at least during this period, the Group’s VIE contractual arrangements will be legal.

There are uncertainties as to whether the Company can maintain the Taiwan VIE structure in the future. If Ambow Education Management (Hong Kong) Ltd. is classified as "organization of the Mainland Area", there may be a material impact to the viability to our current corporate structure, corporate governance and business operations. The Company may potentially be subject to fines and/or administrative or criminal liabilities.

The Company’s operations depend on the VIEs and their respective shareholders to honor their contractual agreements with the Company. All of these agreements between the Company and Ambow Shida, Ambow Shanghai, Ambow Sihua, Ambow Rongye and Ambow Zhixin are governed by PRC law and provide for the resolution of disputes through arbitration in the PRC. Agreements between the Company and IValley are governed by Taiwan laws and regulations and provide for the resolution of disputes through arbitration in the Taipei. The management believes that the VIE agreements are in compliance with PRC and Taiwan laws and are legally enforceable.

However, the interpretation and implementation of the laws and regulations in the PRC and their application to the legality, binding effect and enforceability of contracts are subject to the discretion of competent PRC authorities, and therefore there is no assurance that relevant PRC authorities will take the same position as the Group herein in respect of the legality, binding effect and enforceability of each of the contractual agreements. Meanwhile, since the PRC legal system continues to rapidly evolve, the interpretations of many laws, regulations and rules are not always uniform and enforcement of these laws, regulations and rules involve uncertainties, which may limit legal protections available to the Company to enforce the contractual arrangements should the VIEs or their shareholders fail to perform their obligation under those arrangements.

In addition, if the Company is unable to maintain effective control over its VIEs, the Company would not be able to continue to consolidate the Group’s VIEs’ financial results with its financial results. The Company’s ability to conduct its education business may be negatively affected if the PRC government were to carry out of any of the aforementioned actions. As a result, the Company may not be able to consolidate Ambow Shanghai, Ambow Shida, Ambow Sihua, Ambow Rongye, Ambow Zhixin and IValley, their respective schools and subsidiaries in its consolidated financial statements as it may lose the ability to exert effective control over these entities and their respective schools and subsidiaries and their shareholders, and it may lose the ability to receive economic benefits from these respective entities, schools and subsidiaries. The Company, however, does not believe such actions would result in the liquidation or dissolution of the Company, the subsidiaries or the VIEs, and believes that the risk of losing the ability to maintain effective control over its VIEs is remote.

Currently there are no contractual arrangements that could require the Company to provide additional financial support to the VIEs. As the Company is conducting its PRC educational and career enhancement services through the VIEs and their subsidiaries, and PRC intellectualized operational services through IValley and its subsidiaries, the Company may provide such support on a discretional basis in the future, which could expose the Company to a loss.

Financial information of the VIEs and their subsidiaries/schools:

The combined financial information of the Group’s VIEs and, as applicable, subsidiaries/schools of the Group’s VIEs was included in the accompanying consolidated financial statements of the Group as follows:

	As of December 31,
	2016	2017
	RMB	RMB
Total assets	750,264	706,096
Total liabilities	521,375	553,936

	Years ended December 31,
	2015	2016	2017
	RMB	RMB	RMB
Net revenue	385,819	409,391	426,118
Net income (loss)	370,818	(12,805)	41,636

The following table sets forth cash and cash equivalents held by the Group’s VIEs and non-VIE in PRC by RMB currency as of December 31, 2016 and 2017:

	As of December 31,
	2016	2017
	RMB	RMB
VIEs in PRC	173,772	169,178
Non-VIEs in PRC	19,425	4,178
Total RMB	193,197	173,356